Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	$ 250	$ 318
Present value of minimum lease payments	215	274
Less: unearned finance lease income	35	44
Less: unearned finance lease income, present value	0	0
Total finance lease receivables	215	274
(Note 13)	24	59
Long-term portion of finance lease receivable (Note 8)	191	215
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	30	68
Present value of minimum lease payments	29	66
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	80	110
Present value of minimum lease payments	74	82
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments	140	140
Present value of minimum lease payments	$ 112	$ 126